Non-controlling Interests - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[1]
Disclosure of noncontrolling interests [line items]
Total Non-controlling interest	$ 692	$ 607	[1]	$ 602
Republic Cement & Building Materials, Inc. and Republic Cement Land & Resources, Inc. [member]
Disclosure of noncontrolling interests [line items]
Total Non-controlling interest	$ 501	$ 465
Republic Cement and Building Materials Inc and Republic Cement Land & Resources, Inc [member]
Disclosure of noncontrolling interests [line items]
Percentage of equity share capital interest	40.00%
Percentage of equity share capital interest held by another party	60.00%
Combined Philippines Business [member]
Disclosure of noncontrolling interests [line items]
Percentage of economic interest	55.00%
Percentage of economic interest held by another party	45.00%

[1]	Restated throughout for presentation in US Dollar and to reflect a change in the presentation of cash and cash equivalents and bank overdrafts. See the Accounting Policies on page 137 for further details.